Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Allowance for Doubtful Accounts Receivable
As at January 1	$ 41	$ 258
Increase in allowance for doubtful accounts	76	171
Decrease in allowance due to subsequent collection	(31)	(160)
Exchange difference	1	12
As at March 31	$ 87	$ 281